Segmental Analyses - Disclosure of Operating Segment Information (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Operating Segments [Line Items]
Revenue	[1]	£ 25,684	£ 25,776	£ 25,877
Profit from operations		10,234	9,962	9,016
Net finance costs		(1,486)	(1,745)	(1,602)
Share of post-tax results of associates and joint ventures		415	455	498
Profit before taxation		9,163	8,672	7,912
Taxation on ordinary activities		(2,189)	(2,108)	(2,063)
Profit for the year		6,974	6,564	5,849
Adjusted at Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		27,561	26,670
Profit from operations		11,952	11,661	11,032
Translation Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(1,877)	(894)
Profit from operations		(802)	(296)
Adjusted at Current Rates
Disclosure Of Operating Segments [Line Items]
Revenue		25,684	25,776	25,827
Profit from operations		11,150	11,365	11,130
Reported
Disclosure Of Operating Segments [Line Items]
Revenue		25,684	25,776	25,877
Profit from operations		10,234	9,962	9,016
Net finance costs		(1,486)	(1,745)	(1,602)
Share of post-tax results of associates and joint ventures		415	455	498
Profit before taxation		9,163	8,672	7,912
Taxation on ordinary activities		(2,189)	(2,108)	(2,063)
Profit for the year		6,974	6,564	5,849
Adjusting Items
Disclosure Of Operating Segments [Line Items]
Revenue		0	0	50
Profit from operations		(916)	(1,403)	(2,114)
United States | Adjusted at Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		12,530	11,536
Profit from operations		6,343	5,816
United States | Translation Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(839)	(63)
Profit from operations		(456)	(32)
United States | Adjusted at Current Rates
Disclosure Of Operating Segments [Line Items]
Revenue		11,691	11,473	10,373
Profit from operations		5,887	5,784	5,036
United States | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		11,691	11,473	10,373
Profit from operations		5,566	4,975	4,410
United States | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Revenue		0	0	0
Profit from operations		(321)	(809)	(626)
Asia Pacific and Middle East | Adjusted at Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		4,535	4,644
Profit from operations		1,833	1,909
Asia Pacific and Middle East | Translation Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(344)	(107)
Profit from operations		(116)	(56)
Asia Pacific and Middle East | Adjusted at Current Rates
Disclosure Of Operating Segments [Line Items]
Revenue		4,191	4,537	5,153
Profit from operations		1,717	1,853	2,059
Asia Pacific and Middle East | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		4,191	4,537	5,153
Profit from operations		1,287	1,472	1,753
Asia Pacific and Middle East | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Revenue		0	0	0
Profit from operations		(430)	(381)	(306)
Americas and Sub-Saharan Africa | Adjusted at Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		4,067	4,321
Profit from operations		1,688	1,796
Americas and Sub-Saharan Africa | Translation Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(266)	(549)
Profit from operations		(98)	(178)
Americas and Sub-Saharan Africa | Adjusted at Current Rates
Disclosure Of Operating Segments [Line Items]
Revenue		3,801	3,772	4,261
Profit from operations		1,590	1,618	1,842
Americas and Sub-Saharan Africa | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		3,801	3,772	4,261
Profit from operations		1,496	1,553	1,204
Americas and Sub-Saharan Africa | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Revenue		0	0	0
Profit from operations		(94)	(65)	(638)
Europe and North Africa | Adjusted at Constant Rates
Disclosure Of Operating Segments [Line Items]
Revenue		6,429	6,169
Profit from operations		2,088	2,140
Europe and North Africa | Translation Exchange
Disclosure Of Operating Segments [Line Items]
Revenue		(428)	(175)
Profit from operations		(132)	(30)
Europe and North Africa | Adjusted at Current Rates
Disclosure Of Operating Segments [Line Items]
Revenue		6,001	5,994	6,040
Profit from operations		1,956	2,110	2,193
Europe and North Africa | Reported
Disclosure Of Operating Segments [Line Items]
Revenue		6,001	5,994	6,090
Profit from operations		1,885	1,962	1,649
Europe and North Africa | Adjusting Items
Disclosure Of Operating Segments [Line Items]
Revenue		0	0	50
Profit from operations		£ (71)	£ (148)	£ (544)

[1]	Revenue is net of duty, excise and other taxes of £38,595 million, £39,172 million and £39,826 million for the years ended 31 December 2021, 2020 and 2019, respectively.